Note 10 - Long-term Debt (Details Textual) - USD ($)															1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 29, 2020	Feb. 18, 2020	Jan. 24, 2020	Jul. 26, 2019	Jul. 17, 2019	Jul. 12, 2019	Mar. 22, 2019	Dec. 11, 2018	Nov. 30, 2018	Jun. 26, 2018	May 29, 2018	Aug. 03, 2017	Jul. 21, 2017	Jun. 19, 2017	Feb. 28, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 11, 2020	May 29, 2020	Apr. 24, 2020	Feb. 13, 2020	Jul. 18, 2019	Jun. 28, 2019	Jun. 24, 2019	Jun. 18, 2019	Nov. 27, 2018	Oct. 26, 2018	Jul. 17, 2018	Mar. 07, 2018	Aug. 01, 2017	Dec. 22, 2016	Aug. 10, 2016	May 11, 2016	May 06, 2016	Jan. 27, 2016	Oct. 31, 2011	Aug. 30, 2011	May 30, 2008	Jan. 31, 2008	Dec. 31, 2007	Jun. 30, 2006	Feb. 28, 2006
Long-term Debt, Gross																$ 1,352,029,000		$ 1,426,162,000
Long-term Debt, Current Maturities, Total																167,830,000		210,745,000
Interest Expense, Total																35,121,000	$ 45,782,000
Other Long-term Debt, Total																566,154,000		594,350,000
Interest Costs Incurred, Total																32,077,000	35,195,000
Interest Costs Capitalized																1,954,000	794,000
Interest and Finance Costs [Member]
Interest Expense, Debt, Total																$ 30,123,000	34,401,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																105.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																125.00%
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Costs Capitalized to Vessels and Advances, Net																$ 1,954,000		$ 2,459,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																32,022,000
Interest Expense, Total																14,050,000	$ 15,813,000
Financing Arrangements [Member]
Other Long-term Debt, Total																$ 566,154,000
Term Loan and Other Financing Arrangements [Member]
Long-term Debt, Weighted Average Interest Rate, at Point in Time																4.10%		4.80%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																2.20%		3.75%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																6.34%		6.34%
Loans Payable [Member]
Long-term Debt, Gross																$ 785,875,000		$ 831,812,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																								$ 75,000,000
Debt Instrument, Prepaid Payment on Principal												$ 1,000,000
Repayments of Long-term Debt, Total															$ 1,000,000			9,125,000
Long-term Debt, Gross																0		0
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																									$ 150,000,000
Debt Instrument, Prepaid Payment on Principal	$ 8,500,000													$ 6,000,000
Long-term Debt, Gross																8,500,000		22,000,000																		$ 66,000,000
Loans Payable [Member] | Montes Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																									75,000,000
Loans Payable [Member] | Kelsen Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																									$ 75,000,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Debt Instrument, Face Amount																																						$ 229,200,000
Long-term Debt, Gross																0		0
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. Repayment [Member]
Repayments of Long-term Debt, Total				$ 90,403,000	$ 48,385,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Debt Instrument, Face Amount																																					$ 152,800,000
Repayments of Long-term Debt, Total					$ 88,678,000
Long-term Debt, Gross																0		0
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																		$ 39,000,000
Long-term Debt, Gross																21,667,000		23,833,000
Debt Instrument, Amout Available to be Drawn																																			$ 39,000,000
Debt Instrument, Periodic Payment, Principal																1,083,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																17,333,300
Loans Payable [Member] | Costis Maritime Co. and Christos Maritime Co. Term Loans [Member]
Debt Instrument, Face Amount																																							$ 150,000,000
Loans Payable [Member] | Costis Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																							75,000,000
Loans Payable [Member] | Christos Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																							$ 75,000,000
Loans Payable [Member] | Capetanissa Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																										$ 90,000,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Debt Instrument, Prepaid Payment on Principal										$ 4,000,000			$ 4,000,000
Long-term Debt, Gross																0		65,375,000															$ 116,500,000
Loans Payable [Member] | Rena Maritime Co. Term Loan [Member]
Debt Instrument, Face Amount																																											$ 90,000,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Repayments of Long-term Debt, Total			$ 1,385,000
Long-term Debt, Gross																0		18,080,000														$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Debt Instrument, Face Amount												$ 17,625,000
Long-term Debt, Gross																12,675,000		13,575,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																8,625,000
Debt Agreement, Maximum Borrowing Capacity																															$ 17,625,000
Debt Instrument, Periodic Payment, Total																450,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																														$ 233,000,000
Debt Instrument, Prepaid Payment on Principal							$ 5,805,000				$ 4,477,000
Long-term Debt, Gross																29,222,000		0
Balance Refinanced During the Period																143,324,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis [Member]
Debt Instrument, Face Amount																													$ 48,000,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche A [Member]
Long-term Debt, Gross																21,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																12,800,000
Debt Instrument, Periodic Payment, Total																400,000
Loans Payable [Member] | Loan Agreement to Partially Finance the Acquisition of Megalopolis and Marathopolis, Tranche B [Member]
Long-term Debt, Gross																21,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																12,800,000
Debt Instrument, Periodic Payment, Total																400,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co.Term Loan [Member]
Debt Agreement, Maximum Borrowing Capacity																												$ 25,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. Term Loan, per Tranche Information [Member]
Long-term Debt, Gross																8,840,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																6,400,000
Debt Instrument, Periodic Payment, Total																610,000
Loans Payable [Member] | Costamare Inc. 4 [Member]
Debt Instrument, Face Amount																											$ 55,000,000
Debt Instrument, Prepaid Payment on Principal																		10,615,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche A [Member]
Long-term Debt, Gross																16,000,000
Proceeds from Issuance of Debt									$ 28,000,000
Loans Payable [Member] | Costamare Inc. 4 [Member] | Tranche B [Member]
Long-term Debt, Gross																16,385,000
Proceeds from Issuance of Debt								$ 27,000,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																										$ 136,000,000
Long-term Debt, Gross																120,800,000		128,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																14,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																									$ 68,000,000
Long-term Debt, Gross																63,500,000		$ 66,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																26,000,000
Debt Instrument, Periodic Payment, Total																1,500,000
Proceeds from Issuance of Debt						$ 68,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member]
Debt Instrument, Face Amount																								$ 150,000,000
Loans Payable [Member] | Costamare Inc. 5 [Member] | Three Tranches Per Tranche Info [Member]
Long-term Debt, Gross																47,110,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																26,880,000
Debt Instrument, Periodic Payment, Total																963,300
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member]
Debt Instrument, Face Amount																							$ 94,000,000
Loans Payable [Member] | Loan Agreement to Partially Refinance Term Loan [Member] | Two Tranches Per Tranche Info [Member]
Long-term Debt, Gross																42,858,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																21,364,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																						$ 30,000,000
Proceeds from Issuance of Long-term Debt, Total		$ 30,000,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche A & B [Member]
Long-term Debt, Gross																15,107,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche A [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																4,646,000
Debt Instrument, Periodic Payment, Total																194,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche B [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																4,566,000
Debt Instrument, Periodic Payment, Total																199,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche C & D [Member]
Long-term Debt, Gross																14,115,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche C [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																4,210,000
Debt Instrument, Periodic Payment, Total																190,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo Tranche D [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																4,130,000
Debt Instrument, Periodic Payment, Total																195,000
Loans Payable [Member] | Loan Agreement to Refinance Costis Maritime Co., Christos Maritime Co., Capetanissa Maritime Co., Rena Maritime Corporation, and Joyner Carriers S.A. Loans [Member]
Debt Instrument, Face Amount																					$ 70,000,000
Long-term Debt, Gross																70,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																25,000,000
Debt Instrument, Periodic Payment, Total																2,250,000
Loans Payable [Member] | Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																				$ 70,000,000
Long-term Debt, Gross																70,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																29,200,000
Loans Payable [Member] | Second Loan Agreement to Refinance Costamare Inc. 3 [Member]
Debt Instrument, Face Amount																			$ 70,000,000
Long-term Debt, Gross																70,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																21,895,600
Debt Instrument, Periodic Payment, Total																2,690,600
Long-term Debt, Current Maturities, Total																$ 5,055,000